Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Vessels [Abstract]
Schedule of vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$473,388	$(92,196)	$381,192
- Vessels acquired and delivered	7,294	-	7,294
- Vessels sold	(336)	157	(179)
- Depreciation for the year	-	(17,289)	(17,289)
Balance, December 31, 2015	480,346	(109,328)	371,018
- Vessels acquired and delivered	8,667	-	8,667
- Vessels sold	(31,612)	18,377	(13,235)
- Depreciation for the year	-	(16,475)	(16,475)
Balance, December 31, 2016	$457,401	$(107,426)	$349,975